GENWORTH VARIABLE INSURANCE TRUST

Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
     (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Goldman Sachs Enhanced Core Bond Index Fund
     (formerly, Genworth Legg Mason Western Asset Core Plus Bond Fund)
             (each a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED JANUARY 4, 2010 TO THE SERVICE SHARES PROSPECTUS
DATED MAY 1, 2009 AND THE INSTITUTIONAL SHARES PROSPECTUS
 DATED DECEMBER 7, 2009

The subsection entitled “Pacific Investment Management Company LLC” of “The Subadvisors” section on page 22 of the Service Shares Prospectus and on page 47 of the Institutional Shares Prospectus is hereby deleted in its entirety and replaced with the following:

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC, (“PIMCO”), 840 Newport Center Drive, Newport Beach, California  92660, is the subadvisor for the Genworth PIMCO StocksPLUS Fund.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America, L.P. (“AGI LP”).  Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP.  Allianz SE is a European-based, multinational insurance and financial services holding company.  As of September 30, 2009, PIMCO had approximately $940.4 billion under management.

Marc P. Seidner, CFA, an Executive Vice President and portfolio manager at PIMCO, is responsible for the day-to-day management of the Fund’s portfolio.  Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company from 2006 to 2009.  Mr. Seidner previously held a portfolio management role at Standish Mellon Asset Management from 1995 to 2006. He has 21 years of investment experience and holds an undergraduate degree in economics from Boston College.  Mr. Seidner has served as a portfolio manager to the Fund since 2010.

Please retain this Supplement with your Prospectus for future reference.

GENWORTH VARIABLE INSURANCE TRUST

Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason ClearBridge Aggressive Growth Fund
     (formerly, Genworth Legg Mason Partners Aggressive Growth Fund)
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Goldman Sachs Enhanced Core Bond Index Fund
     (formerly, Genworth Legg Mason Western Asset Core Plus Bond Fund)
              (each a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED JANUARY 4, 2010 TO THE SERVICE SHARES AND
INSTITUTIONAL SHARES STATEMENT OF ADDITIONAL INFORMATION DATED
DECEMBER 7, 2009

1.           The table entitled “TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE TRUST” in the “Trustees and Officers of the Trust” section on pages 50 to 52 of the Statement of Additional Information is hereby deleted and replaced with the following:

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE TRUST

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST - LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Gurinder S. Ahluwalia (1) Year of Birth: 1965	Trustee	Indefinite term Since 2008	President & CEO of Genworth Financial Wealth Management (“GFWM”) (2009-Present); Co-Chairman, GFWM (2008-2009); Vice-Chairman, AssetMark Investment Services, Inc. (2006-2008); President, CEO, Genworth Financial Asset Management Funds (GFAM Funds) (2004-2008); President and Chairman, Genworth Financial Asset Management Inc. (2004-2008); Senior Vice President, GE Financial Assurance (2002-2004).	16
Genworth Financial Asset Management Funds; Centurion Capital Group Inc.; Centurion Financial Advisers Inc.; Genworth Financial Trust Company; GFWM, formerly AssetMark Investment Services Inc., and Genworth Financial Asset Management, Inc.

Geoffrey S. Stiff (1) Year of Birth: 1952	Trustee	Indefinite Term Since 2008	Senior Vice President of Product Development of Genworth Financial, Inc. (2007-present). Prior to his current position, Mr. Stiff held various executive positions within the Genworth Financial, Inc. group of companies since 1993.	15
American Agriculturist Services, Inc.; Assigned Settlement, Inc.; Capital Brokerage Corporation;
Genworth Financial Agency, Inc.; Genworth Financial Group Retirement, Inc.; Genworth Life & Annuity Insurance Company; Genworth Life Insurance Company of New York; HGI Annuity Service Corporation; Mayflower Assignment Corporation; Security Funding Corporation; United Pacific Structured Settlement Company

Carrie E. Hansen Year of Birth: 1970	President and Treasurer	Annually Renewed 1-Year term President since 2008; Treasurer since 2010
President, AssetMark Funds (2007-present); President, GFAM Funds (2008-present); Senior Vice President and Chief Operations Officer, GFWM (2008-present); Chairman, Genworth Financial Trust Company (2008-present); Senior Vice President and Managing Director, AssetMark Funds. (2007-2008); Treasurer and Chief Compliance Officer, GFAM Funds (2007-2008); Chief Compliance Officer, AssetMark Funds (2005-2008); Treasurer, AssetMark Funds (2001-2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly, AssetMark Investment Services, Inc. (2004-2007).

				N/A	N/A

Christine Villas-Chernak Year of Birth: 1968	Deputy Chief Compliance Officer, Secretary	Annually Renewed 1-Year term Since 2008
Deputy Chief Compliance Officer, AssetMark Funds (2009-present); Secretary, AssetMark Funds (2006 – present) and GFAM Funds (2009-present); Senior Compliance Officer, GFWM (2005-2009); Fund Administration & Compliance Manager, GFWM (formerly AssetMark Investment Services, Inc.) (2004-2005); Fund Administration & Compliance Specialist, GFWM, formerly AssetMark
Investment Services, Inc. (2002-2004).

			N/A	N/A
Deborah Djeu Year of Birth: 1962	Vice President, Chief Compliance Officer and AML Compliance Officer	Annually Renewed 1-Year term Since 2008
Vice President, Chief
Compliance Officer,
AML Compliance
Officer, AssetMark Funds and GFAM Funds (2008-present) and Deputy Chief Compliance Officer,  AssetMark Funds (2007-2008); Compliance Manager, GE Money
 (2006-2007); Vice President, Wells Fargo Investments LLC
(2004-2006).
			N/A	N/A

(1) Messrs. Ahluwalia and Stiff are each a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because each is an officer of GFWM or certain of its affiliates.

2.           The “PIMCO” section on page B-9 of Appendix B to the Statement of Additional Information is hereby deleted and replaced with the following:

PIMCO

Other Accounts Managed

Marc P. Seidner, CFA, is primarily responsible for managing the portfolio of the Genworth PIMCO StocksPLUS Fund.  In addition to the Genworth PIMCO StocksPLUS Fund, Mr. Seidner also managed the following accounts as of November 30, 2009:

Portfolio Manager Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets

Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$94.8 million	0	$0
Other Accounts	9	$1.2 billion	0	$0

Portfolio Manager Compensation

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement.  The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm.  The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus.  Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits.  Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan.  PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation.  PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus.  Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually.  Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success.  These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager.  Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

▪
3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

▪	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

▪	Amount and nature of assets managed by the portfolio manager;

▪	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

▪	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

▪	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

▪	Contributions to asset retention, gathering and client satisfaction;

▪	Contributions to mentoring, coaching and/or supervising; and

▪	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.  Final bonus award amounts are determined by the PIMCO Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period.  The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth.  Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan.  The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five.  Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO.  M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits.  There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan.  Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits.  Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

GENWORTH VARIABLE INSURANCE TRUST

Genworth Enhanced Small Cap Index Fund
Genworth Enhanced International Index Fund
Genworth 40/60 Index Allocation Fund
Genworth 60/40 Index Allocation Fund
Genworth Moderate Allocation Fund
Genworth Growth Allocation Fund

SUPPLEMENT DATED JANUARY 4, 2010 TO THE SERVICE SHARES AND
INSTITUTIONAL SHARES STATEMENT OF ADDITIONAL INFORMATION DATED
DECEMBER 8, 2009

1.           The table entitled “TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE TRUST” in the “Trustees and Officers of the Trust” section on pages 50 to 52 of the Statement of Additional Information is hereby deleted and replaced with the following:

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE TRUST

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE WITH TRUST - LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

Gurinder S. Ahluwalia (1) Year of Birth: 1965	Trustee	Indefinite term Since 2008	President & CEO of Genworth Financial Wealth Management (“GFWM”) (2009-Present); Co-Chairman, GFWM (2008-2009); Vice-Chairman, AssetMark Investment Services, Inc. (2006-2008); President, CEO, Genworth Financial Asset Management Funds (GFAM Funds) (2004-2008); President and Chairman, Genworth Financial Asset Management Inc. (2004-2008); Senior Vice President, GE Financial Assurance (2002-2004).	16
Genworth Financial Asset Management Funds; Centurion Capital Group Inc.; Centurion Financial Advisers Inc.; Genworth Financial Trust Company; GFWM, formerly AssetMark Investment Services Inc., and Genworth Financial Asset Management, Inc.

Geoffrey S. Stiff (1) Year of Birth: 1952	Trustee	Indefinite Term Since 2008	Senior Vice President of Product Development of Genworth Financial, Inc. (2007-present). Prior to his current position, Mr. Stiff held various executive positions within the Genworth Financial, Inc. group of companies since 1993.	15
American Agriculturist Services, Inc.; Assigned Settlement, Inc.; Capital Brokerage Corporation;
Genworth Financial Agency, Inc.; Genworth Financial Group Retirement, Inc.; Genworth Life & Annuity Insurance Company; Genworth Life Insurance Company of New York; HGI Annuity Service Corporation; Mayflower Assignment Corporation; Security Funding Corporation; United Pacific Structured Settlement Company

Carrie E. Hansen Year of Birth: 1970	President and Treasurer	Annually Renewed 1-Year term President since 2008; Treasurer since 2010
President, AssetMark Funds (2007-present); President, GFAM Funds (2008-present); Senior Vice President and Chief Operations Officer, GFWM (2008-present); Chairman, Genworth Financial Trust Company (2008-present); Senior Vice President and Managing Director, AssetMark Funds. (2007-2008); Treasurer and Chief Compliance Officer, GFAM Funds (2007-2008); Chief Compliance Officer, AssetMark Funds (2005-2008); Treasurer, AssetMark Funds (2001-2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly, AssetMark Investment Services, Inc. (2004-2007).

			N/A	N/A

2

Christine Villas-Chernak Year of Birth: 1968	Deputy Chief Compliance Officer, Secretary	Annually Renewed 1-Year term Since 2008
Deputy Chief Compliance Officer, AssetMark Funds (2009-present); Secretary, AssetMark Funds (2006 – present) and GFAM Funds (2009-present); Senior Compliance Officer, GFWM (2005-2009); Fund Administration & Compliance Manager, GFWM (formerly AssetMark Investment Services, Inc.) (2004-2005); Fund Administration & Compliance Specialist, GFWM, formerly AssetMark
Investment Services, Inc. (2002-2004).
			N/A	N/A
Deborah Djeu Year of Birth: 1962	Vice President, Chief Compliance Officer and AML Compliance Officer	Annually Renewed 1-Year term Since 2008
Vice President, Chief
Compliance Officer,
AML Compliance
Officer, AssetMark Funds and GFAM Funds (2008-present) and Deputy Chief Compliance Officer,  AssetMark Funds (2007-2008); Compliance Manager, GE Money (2006-2007);
Vice President, Wells Fargo Investments LLC
(2004-2006).
			N/A	N/A

(1) Messrs. Ahluwalia and Stiff are each a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because each is an officer of GFWM or certain of its affiliates.

3